Document And Entity Information	0 Months Ended
Sep. 16, 2014
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Sep. 16, 2014
Registrant Name	Claymore Exchange-Traded Fund Trust
Central Index Key	0001364089
Amendment Flag	false
Document Creation Date	Sep. 16, 2014
Document Effective Date	Sep. 17, 2014
Prospectus Date	Sep. 17, 2014